Company's Operations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of sales	R$ (45,543,222)	R$ (44,781,739)	R$ (45,672,376)
Selling expenses	(8,082,662)	(7,454,163)	(7,067,148)
General and administrative expenses	(953,059)	R$ (757,836)	R$ (644,827)
Rio Grandedo Sul [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(104,418)
Selling expenses	(3,774)
General and administrative expenses	(4,509)
Total expenses	R$ (112,701)